ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Disclosure of detailed information about the various bonds, guarantees, or cash held at operations (Details) - Environmental obligations - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Iduapriem
Disclosure of other provisions [line items]
Bonds issued, undiscounted cash flows	$ 12	$ 12	$ 12
Bond guarantees issued by banks	49	45	41
Carrying value of liability	61	47	5
Obuasi
Disclosure of other provisions [line items]
Bonds issued, undiscounted cash flows	22	22	22
Bond guarantees issued by banks	30	30	30
Carrying value of liability	160	148	168
CdS
Disclosure of other provisions [line items]
Bond guarantees issued by banks	9	7	0
Carrying value of liability	130	91
Australia
Disclosure of other provisions [line items]
Payments to environment fund	$ 11	$ 9	$ 9